Common Stock - Summary of Conversions of Stock (Detail) - Rigetti Computing, Inc [Member]	Mar. 31, 2022 shares
Conversion of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	38,545,951
Stock-Based Awards - Options Outstanding
Conversion of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	10,114,849
Stock-Based Awards - RSUs Outstanding
Conversion of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	9,077,015
Common Stock Warrants
Conversion of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	19,354,087